As filed with the U.S. Securities and Exchange Commission on September 26, 2024

File No. 333-258051

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No._1_	[X]

(Check appropriate box or boxes.)
DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)             (Zip Code)
Registrant’s Telephone Number, including Area Code   (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
Dimensional Investment Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Dimensional Investment Group Inc. is being made for the purpose of filing the final agreement and plan of reorganization as Exhibit 99.4.a and the final tax opinion as Exhibit 99.12.a, to Part C of the Registration Statement.  Parts A and B of this Registration Statement are incorporated by reference to the definitive combined Information Statement/Prospectus and Statement of Additional Information filed on EDGAR on August 19, 2021 (SEC Accession No. 0001794202-21-000192).

DIMENSIONAL INVESTMENT GROUP INC.

FORM N-14

PART C
OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Reference is made to Article 10 of the Registrant’s Amended and Restated Bylaws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

10.1    Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

10.2    Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.

10.3    Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

10.4    Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

10.5    Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6    Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7    Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

(2)    Reference is made to Article Eighth of the Registrant’s Articles of Amendment and Restatement, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
Section 8.1.    Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages. No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

Section 8.2.    Indemnification.

(a)    Any word or words used in this Section 8.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.

(b)    The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
(c)    No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 16.	EXHIBITS

(1)	Copies of the charter of the Registrant as now in effect.
(a)
Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.

(b)
Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.

(c)
Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(d)
Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(e)
Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(f)
Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(g)
Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(h)
Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2012.

(i)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2012

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(j)
Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(k)
Articles of Amendment filed with the Maryland Secretary of State on July 25, 2017
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.
(a)
Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No: 86/87 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 33-33980 and 811-6067.
Filing Date: February 11, 2022.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.
Not Applicable.
(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.
(a) Agreement and Plan of Reorganization. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.4.a.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(i) See Article Fifth of the Registrant’s Articles of Amendment and Restatement.
(ii) See Article 8 of the Registrant’s Amended and Restated By-Laws.
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant
(a) Investment Management Agreements.
(1) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the: * DFA International Value Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 87//88 to the Registrant’s
Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2022

(2)
Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(3)
Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(4)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Allocation 25/75 Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(5)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*            Global Allocation 60/40 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 26, 2021.

(6)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 26, 2021.

(7)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the: * DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(8)
Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 87/88 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2022.

(9)
Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(10)
Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(b)	Sub-advisory Agreements.
(1)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(2)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.
(a)
Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to the Registrant’s
Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 11, 2022.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)
Custodian Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(b)
Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2024.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a) Rule 18f-3 Plans.

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 re the:
* Global Equity Portfolio
* Global 60/40 Portfolio
* Global 25/75 Portfolio
* DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067

Filing Date: February 28, 2023.
	(b)	Rule 12b-1 Plans.
Not applicable.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.
(a)
Legal Opinion of Stradley Ronon Stevens & Young, LLP dated July 20, 2021.
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14.
File Nos: 333-258051.
Filing Date: July 20, 2021.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

	(a)	Tax Opinion of Stradley Ronon Stevens & Young, LLP. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a.
(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.
(a)
Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(i)
Amendment No. 1 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2014.

(ii)
Amendment No. 2 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(iii) Amendment dated December 23, 2021 re: “SVI” review services. Incorporated herein by reference to: Filing: Post-Effective Amendment No. 88/89 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 33-33980 and 811-6067. Filing Date: February 28, 2023.
(iv)
Amendment to and Assignment of Transfer Agency and Service Agreement
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration
Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2024.

(b)
Administration Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(i)
Amendment dated November 13, 2018 re:  Liquidity Risk Measurement Services
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(ii)
Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration
Agreement
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration
Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2024.

(c)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
(i)
Dated March 13, 1996 re the:
* RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.

(aa)
Amended Agreement dated March 13, 1996 re the:
* RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.

		(bb)	Amendment Number Two re the reflection of the following name change:

* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.

(cc)
Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.

(ii)
Dated March 13, 1996 re the:
* RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.

(aa)
Amendment Number One dated March 13, 1996 re the:
* RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(bb)
Amendment Number Two re the reflection of the following name change:
* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.

(cc)
Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N‑1A.

File Nos.: 33-33980 and 811-6067. Filing Date: May 16, 2002.
(dd)
Amendment Number Four re the reflection of the following name change:
* AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.

(d)	Form of Facility Agreement with DFA. Previously filed with this registration statement and incorporated herein by reference.
(e)
Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
* U.S. Small Cap Portfolio II; and
* U.S. Large Cap Portfolio II.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 033-33980 and 811-06067.
Filing Date: March 3, 1998.

(f)
Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
* Global Allocation 60/40 Portfolio
* Global Allocation 25/75 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2024.

(g)
Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2024.

(h)
Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio
* DFA International Value Portfolio III
* Emerging Markets Portfolio II
* U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A. File Nos: 033-33980 and 811-06067 Filing Date: February 28, 2024.
(i)
Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA Two-Year Fixed Income Portfolio
* DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2024.

(j)
Form of Rule 12d1-4 Fund of Funds Investment Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 87/88 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2022.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].
(a)
Consent of Independent Registered Public Accounting Firm.
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14.
File Nos: 333-258051.
Filing Date: July 20, 2021.

(15)	All financial statements omitted pursuant to Item 14(a)(l).
Not Applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.
(a) Powers of Attorney. Incorporated herein by reference to: Filing: Registrant’s Registration Statement on Form N-14. File Nos: 333-258051. Filing Date: July 20, 2021.
(b) Certified Resolutions Regarding Powers of Attorney. Incorporated herein by reference to: Filing: Registrant’s Registration Statement on Form N-14. File Nos: 333-258051. Filing Date: July 20, 2021.
(17)	Any additional exhibits which the Registrant may wish to file.
(a) Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos: 033-33980 and 811-06067
Filing Date: February 28, 2024.

ITEM 17	UNDERTAKINGS
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Austin, the State of Texas, as of this 26th day of September, 2024.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly	Co-Chief Executive Officer, Co-Chief Investment Officer,	September 26, 2024
Gerard K. O’Reilly	Chairman and Director

/s/ David P. Butler	Co-Chief Executive Officer and Director	September 26, 2024
David P. Butler

/s/ Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	September 26, 2024

_________________	Director	September 26, 2024
Reena Aggarwal

/s/ Douglas W. Diamond*	Director	September 26, 2024
Douglas W. Diamond

/s/ Darrell Duffie*	Director	September 26, 2024
Darrell Duffie

_________________	Director	September 26, 2024
Francis A. Longstaff

_________________	Director	September 26, 2024
Stefan Nagel

/s/Abbie J. Smith*	Director	September 26, 2024
Abbie J. Smith

_________________	Director	September 26, 2024
Heather E. Tookes

/s/ Ingrid M. Werner*	Director	September 26, 2024
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

SIGNATURES

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Registration Statement of Dimensional Investment Group Inc., which has been signed on behalf of the Registrant in the City of Austin, the State of Texas, as of this 26th day of September, 2024.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly	Co-Chief Executive Officer, Co-Chief Investment Officer,	September 26, 2024
Gerard K. O’Reilly	Chairman and Trustee

/s/ David P. Butler	Co-Chief Executive Officer and Trustee	September 26, 2024
David P. Butler

/s/ Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	September 26, 2024

_________________	Trustee	September 26, 2024
Reena Aggarwal

/s/ Douglas W. Diamond*	Trustee	September 26, 2024
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	September 26, 2024
Darrell Duffie

_________________	Trustee	September 26, 2024
Francis A. Longstaff

_________________	Trustee	September 26, 2024
Stefan Nagel

/s/Abbie J. Smith*	Trustee	September 26, 2024
Abbie J. Smith

_________________	Trustee	September 26, 2024
Heather E. Tookes

/s/ Ingrid M. Werner*	Trustee	September 26, 2024
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
EX-99.4.a.	Agreement Plan of Reorganization
EX-99.12.a	Form of Opinion and Consent of Counsel.